CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2017	¥ (3,200,747)		¥ 21		¥ 10		¥ 912	¥ (3,270,436)	¥ 68,749	¥ (3,200,744)	¥ (3)
Beginning Balance, shares at Mar. 31, 2017 | shares			335,534,850		215,243,513
Net loss	(558,053)							(558,169)		(558,169)	116
Share-based compensation	16,836					¥ 16,836				16,836
Accretion of convertible redeemable preferred shares to redemption value	(688,240)					(16,895)		(671,345)		(688,240)
Foreign currency translation adjustment	(81,141)								(81,141)	(81,141)
Share of other comprehensive (loss)/income of equity method investee	(2,124)								(2,124)	(2,124)
Unrealized securities holding gains, net of tax	10,866								10,866	10,866
Appropriations to statutory reserves							1,067	(1,067)
Deconsolidation of subsidiary	(113)										¥ (113)
Others	59					59				59
Ending Balance at Mar. 31, 2018	(4,502,657)		¥ 21		¥ 10		1,979	(4,501,017)	(3,650)	(4,502,657)
Ending Balance, shares at Mar. 31, 2018 | shares			335,534,850		215,243,513
Net loss	(486,275)							(486,275)		(486,275)
Share-based compensation	103,068					103,068				103,068
Accretion of convertible redeemable preferred shares to redemption value	(509,904)					(161,253)		(348,651)		(509,904)
Foreign currency translation adjustment	55,440								55,440	55,440
Share of other comprehensive (loss)/income of equity method investee	938								938	938
Unrealized securities holding gains, net of tax	25,067								25,067	25,067
Appropriations to statutory reserves							496	(496)
Conversion and redesignation of mezzanine equity	8,964,528		¥ 132			8,964,396				8,964,528
Conversion and redesignation of mezzanine equity, shares | shares			1,914,881,850
Issuance of ordinary shares, net of issuance cost	389,364		¥ 8			389,356				389,364
Issuance of ordinary shares, net of issuance cost, shares | shares			120,872,750
Deemed dividend to holders of mezzanine equity						89,076		(89,076)
Issuance of ordinary shares pursuant to share incentive plan	¥ 5,533				¥ 6	5,527				5,533
Issuance of ordinary shares pursuant to share incentive plan, shares | shares	87,990,491	87,990,491			87,990,491
Redesignation of Class C ordinary shares				¥ 16	¥ (16)
Redesignation of Class C ordinary shares, shares | shares				303,234,004	(303,234,004)
Others	¥ 2,567					2,567				2,567
Ending Balance at Mar. 31, 2019	4,047,669		¥ 161	¥ 16		9,392,737	2,475	(5,425,515)	77,795	4,047,669
Ending Balance, shares at Mar. 31, 2019 | shares			2,371,289,450	303,234,004
Net loss	(2,223,638)	$ (314,039)						(2,223,638)		(2,223,638)
Share-based compensation	32,185					32,185				32,185
Accretion of convertible redeemable preferred shares to redemption value
Foreign currency translation adjustment	105,433	14,890							105,433	105,433
Share of other comprehensive (loss)/income of equity method investee	(145)	(20)							(145)	(145)
Unrealized securities holding gains, net of tax	¥ 18,713	$ 2,643							18,713	18,713
Appropriations to statutory reserves							155	(155)
Issuance of ordinary shares pursuant to share incentive plan, shares | shares	39,744,025	39,744,025
Repurchase of ordinary shares (Note 16)	¥ (6,566)									(6,566)		¥ (6,566)
Repurchase of ordinary shares, shares (Note 16) | shares			(10,456,075)									10,456,075
Exercise of option and RSUs (Note 14&18)	9,030		¥ 3			9,027				9,030
Exercise of option and RSUs, shares (Note 14&18) | shares			47,620,800
Others	(2,209)					(2,209)				(2,209)
Ending Balance at Mar. 31, 2020	¥ 1,980,472	$ 279,695	¥ 164	¥ 16		¥ 9,431,740	¥ 2,630	¥ (7,649,308)	¥ 201,796	¥ 1,980,472		¥ (6,566)
Ending Balance, shares at Mar. 31, 2020 | shares			2,408,454,175	303,234,004								10,456,075